Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 35,903	$ 37,431	$ 42,445
Other current assets	767	161	254
Total current assets	36,670	37,592	42,699
Right-of-use asset – operating	17	247	343
Property and equipment, net	7	10	25
Other assets	12	12	18
Total assets	36,706	37,861	43,085
Current liabilities:
Accounts payable	529	362	334
Accrued compensation and employee benefits	84	100	173
Accrued expenses and other liabilities	968	175	625
Total current liabilities	1,581	637	1,132
Operating lease liability, net of current portion		204	280
Total liabilities	1,581	841	1,412
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.001 par value; 5 million shares authorized; no shares issued or outstanding at December 31, 2023 and 2022
Common stock, value	14	14	14
Additional paid-in capital	225,861	225,747	225,061
Accumulated deficit	(190,750)	(188,741)	(183,402)
Total stockholders’ equity	35,125	37,020	41,673
Total liabilities and stockholders’ equity	$ 36,706	$ 37,861	$ 43,085